Insurance (Tables)	3 Months Ended
Jan. 31, 2024
Insurance [Abstract]
Summary of Components of Insurance Service Result
The following table presents components of the

insurance service result
presented in the Interim Consolidated Statement

of Income for the Bank which includes

the results of property and casualty insurance,

life and health insurance,
as well as reinsurance issued and held in

Canada and internationally.
Insurance Service Result
(millions of Canadian dollars) For the three months ended
January 31, 2024 January 31, 2023
Insurance revenue $ 1,676 $ 1,542
Insurance service expenses 1,366 1,164
Insurance service result before reinsurance

contracts held

310 378
Net income (expense) from reinsurance

contracts held
12 (45)
Insurance service result $ 322 $ 333

Summary of LRC and LIC Balances for Property and Casualty Insurance Contracts
The following table presents LRC and LIC balances

for property and casualty insurance contracts.
Property and casualty insurance contract liabilities by

LRC and LIC
(millions of Canadian dollars) As at
January 31, 2024 January 31, 2023
Liability for Liability for Liability for Liability for
remaining coverage incurred claims Total remaining coverage incurred claims Total
Estimates Estimates
of the of the

present

present

Excluding value of Excluding value of
loss Loss future Risk loss Loss future Risk
component component cash flows adjustment component component cash flows adjustment
Balance at beginning of period
Insurance contract liabilities $ 630 $ 129 $ 4,740 $ 220 $ 5,719 $ 623 $ 113 $ 4,700 $ 208 $ 5,644
Balance at end of period
Insurance contract liabilities $ 585 $ 132 $ 4,820 $ 224 $ 5,761 $ 546 $ 130 $ 4,755 $ 211 $ 5,642